Financial risk management (Details 5) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	$ 110,764	$ 106,312
Liabilities
Level 1 of fair value hierarchy [member] | Payment Plan CAMMESA [member]
IfrsStatementLineItems [Line Items]
Liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities	59,988
Level 2 of fair value hierarchy [member] | Payment Plan CAMMESA [member]
IfrsStatementLineItems [Line Items]
Liabilities	59,988
Transferred Assets And In Custody [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	20,406	14,558
Transferred Assets And In Custody [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Negotiable Instruments [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	588	42,713
Negotiable Instruments [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Mutual funds [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	82,040	46,666
Cash and cash equivalents	7,730	$ 2,375
Mutual funds [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Cash and cash equivalents